UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)
Equity Securities 98.4%
Argentina 2.2%
Nortel Inversora SA "A" (ADR) (Preferred)*	33,663	0
Tenaris SA	467,070	10,407,837
Ternium SA (ADR)* (a)	200,000	5,952,000

(Cost $15,068,572)		16,359,837
Brazil 65.9%
AES Tiete SA (Preferred)	312,800	3,149,572
All America Latina Logistica (Units)	367,200	2,941,496
Anhanguera Educacional Participacoes SA (Units)*	280,000	3,862,069
B2W Companhia Global do Varejo	150,000	3,023,873
Banco Bradesco SA (ADR) (Preferred) (a)	1,760,000	29,145,600
Banco do Brasil SA	368,700	5,496,271
Banco Santander Brasil SA (Units)	600,000	7,168,170
BM&F BOVESPA SA	540,000	3,646,790
Bradespar SA (Preferred)	1,098,700	22,626,808
Braskem SA "A" (Preferred)*	52	366
BRF-Brasil Foods SA	71,700	1,717,377
Centrais Eletricas Brasileiras SA	200,000	4,248,276
Centrais Eletricas Brasileiras SA "B" (Preferred)	210,000	3,865,782
Cielo SA	457,200	3,638,196
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	98,900	3,318,528
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	195,900	18,132,504
Companhia de Concessoes Rodoviarias	195,200	4,164,957
Companhia Energetica de Minas Gerais (ADR) (Preferred) (a)	400,800	6,681,336
Companhia Paranaense de Energia (ADR) (Preferred) (a)	134,700	2,741,145
Companhia Siderurgica Nacional SA (ADR) (a)	425,200	12,381,824
Cyrela Brazil Realty SA	320,000	3,673,634
Eletropaulo Metropolitana SA "B" (Preferred)	127,700	2,432,058
Empresa Brasileira de Aeronautica SA	619,700	3,284,246
Fibria Celulose SA*	230,000	4,171,724
Gerdau SA (Preferred)	753,600	10,130,623
Itau Unibanco Holding SA (ADR) (Preferred) (a)	1,962,999	37,611,061
Itausa - Investimentos Itau SA (Preferred)	2,335,700	13,915,072
JBS SA	698,900	3,462,985
JBS SA (Rights) Expiration Date 1/29/2010*	1,002	197
Lojas Renner SA	100,000	1,908,753
Marfrig Alimentos SA	402,000	4,798,408
Metalurgica Gerdau SA (Preferred)	90,000	1,496,340
MRV Engenharia e Participacoes SA	300,000	1,933,687
Natura Cosmeticos SA	131,700	2,371,299
Net Servicos de Comunicacao SA (Preferred)*	224,353	2,594,639
OGX Petroleo e Gas Participacoes SA	2,000,000	17,824,934
PDG Realty SA Empreendimentos e Participacoes	300,000	2,388,859
Petroleo Brasileiro SA (ADR) (a)	757,800	30,743,946
Petroleo Brasileiro SA (ADR) (Preferred)	1,906,600	68,790,128
Petroleo Brasileiro SA (Preferred)	78,876	1,429,811
Redecard SA	250,000	3,494,695
Souza Cruz SA	55,000	1,765,544
Suzano Papel e Celulose SA (Preferred)	180,000	1,939,416
Tele Norte Leste Participacoes SA (ADR) (Preferred) (a)	188,400	3,357,288
Tele Norte Leste Participacoes SA (Preferred)	480,000	8,555,968
Tim Participacoes SA (Preferred)	1,300,000	3,413,793
Totvs SA	57,862	3,557,669
Totvs SA (Units)*	1,094	35,720
Tractebel Energia SA	175,000	1,878,117
Ultrapar Participacoes SA (Preferred)	98,800	4,345,103
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	394,575	10,382,451
Vale SA	400,000	10,378,780
Vale SA "A" (Preferred)	600,000	13,413,263
Vale SA (ADR) (a)	556,355	14,348,395
Vale SA (ADR) (Preferred) (a)	2,319,300	52,369,794
Vivo Participacoes SA (ADR)	70,000	1,959,300

(Cost $286,776,804)		492,108,640
Canada 1.0%
Yamana Gold, Inc. (b) (Cost $7,036,377)	721,359	7,264,085
Chile 4.0%
Empresa Nacional de Electricidad SA (ADR) (a)	85,800	4,371,510
Empresas CMPC SA	110,000	4,806,335
Empresas Copec SA	444,300	7,121,007
Enersis SA (ADR) (a)	218,400	5,014,464
Lan Airlines SA (ADR) (a)	150,000	2,470,500
Sociedad Quimica y Minera de Chile SA "B" (ADR) (a)	166,827	6,069,166

(Cost $24,922,889)		29,852,982
Colombia 0.5%
Bancolombia SA (ADR) (Preferred) (Cost $2,646,707)	86,900	3,745,390
Mexico 20.4%
America Movil SAB de CV "L" (ADR) (a)	1,245,700	54,374,805
Cemex SAB de CV (ADR)	1,116,300	10,258,797
Corporacion GEO SAB de CV "B"*	1,719,900	4,556,157
Desarrolladora Homex SAB de CV*	873,200	4,467,473
Empresas ICA SAB de CV*	646,100	1,578,203
Fomento Economico Mexicano SAB de CV (ADR) (Units)	310,300	13,082,248
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR)	109,200	3,429,972
Grupo Aeroportuario del Sureste SAB de CV "B" (ADR) (a)	60,000	2,899,200
Grupo Financiero Banorte SAB de CV "O"	2,354,500	7,725,928
Grupo Mexico SAB de CV "B"	4,075,221	8,271,951
Grupo Modelo SAB de CV "C"*	905,800	4,470,137
Grupo Televisa SA (ADR)	626,700	12,245,718
Industrias Penoles SAB de CV	180,000	3,329,587
Telefonos de Mexico SAB de CV "L"	3,000,000	2,431,193
Telmex Internacional SAB de CV "L"	5,850,000	5,161,239
Wal-Mart de Mexico SAB de CV "V"	3,238,429	14,357,530

(Cost $81,942,502)		152,640,138
Panama 0.5%
Copa Holdings SA "A" (Cost $3,392,940)	75,000	3,898,500
Peru 2.2%
Compania de Minas Buenaventura SA (ADR)	300,000	9,444,000
Credicorp Ltd.	88,300	6,589,829

(Cost $7,529,060)		16,033,829
United States 1.7%
Bunge Ltd. (a)	116,000	6,819,640
Southern Copper Corp. (a) (b)	229,600	6,114,248

(Cost $12,445,394)		12,933,888

Total Equity Securities (Cost $441,761,245)		734,837,289
Securities Lending Collateral 35.5%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $265,229,560)	265,229,560	265,229,560
Cash Equivalents 0.4%
Central Cash Management Fund, 0.17% (c) (Cost $3,294,167)	3,294,167	3,294,167
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $710,284,972) †	134.3	1,003,361,016
Other Assets and Liabilities, Net	(34.3)	(256,354,743)

Net Assets	100.0	747,006,273

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $731,370,835. At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $271,990,181.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $304,308,579 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,318,398.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $253,928,516 which is 34.0% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At January 31, 2010 the DWS Latin America Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Equity Securities
Materials	215,149,953	29.3%
Energy	133,541,759	18.2%
Financials	115,044,111	15.6%
Telecommunication Services	79,253,586	10.8%
Consumer Staples	74,296,397	10.1%
Consumer Discretionary	40,654,862	5.5%
Utilities	34,382,260	4.7%
Industrials	31,788,081	4.3%
Information Technology	10,726,280	1.5%
Total	734,837,289	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Argentina	$16,359,837	$—	$0	$16,359,837
Brazil	492,072,920	35,720	—	492,108,640
Canada	7,264,085	—	—	7,264,085
Chile	29,852,982	—	—	29,852,982
Colombia	3,745,390	—	—	3,745,390
Mexico	152,640,138	—	—	152,640,138
Panama	3,898,500	—	—	3,898,500
Peru	16,033,829	—	—	16,033,829
United States	12,933,888	—	—	12,933,888
Short-Term Investments(e)	268,523,727	—	—	268,523,727
Total	$1,003,325,296	$35,720	$0	$1,003,361,016
(e) See Investment Portfolio for additional detailed categorizations	.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Equity Securities
Balance as of October 31, 2009	$ 375,948
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(375,948)
Amortization premium/ discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of January 31, 2010	$ 0
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$ (375,948)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010